Destra Multi-Alternative Fund
Schedule of Investments
As of December 31, 2023 (unaudited)

Shares/ Contracts/ Principal	Security	Value
	COMMON STOCKS – 16.6%
	AEROSPACE/DEFENSE – 0.1%
613	Moog, Inc., Class A	$88,750

	AGRICULTURE – 0.6%
7,774	Archer-Daniels-Midland Co.	561,438

	AUTO MANUFACTURERS – 0.3%
1,152	Cummins, Inc.	275,985

	AUTO PARTS & EQUIPMENT – 0.1%
3,830	Methode Electronics, Inc.	87,056

	BANKS – 0.8%
7,315	Morgan Stanley	682,124
1,000	PNC Financial Services Group, Inc.	154,850
		836,974
	BIOTECHNOLOGY – 0.1%
2,321	Corteva, Inc.	111,222

	CHEMICALS – 0.3%
1,545	Ashland, Inc.	130,259
1,454	International Flavors & Fragrances, Inc.	117,730
		247,989
	COMMERCIAL SERVICES – 0.1%
1,552	Korn/Ferry International	92,111

	COMPUTERS – 0.3%
3,764	Cognizant Technology Solutions Corp., Class A	284,295

	DIVERSIFIED FINANCIAL SERVICES – 0.4%
2,211	Air Lease Corp.	92,730
1,445	American Express Co.	270,706
		363,436
	ELECTRIC – 0.4%
7,227	NextEra Energy, Inc.	438,968

	ENTERTAINMENT – 0.2%
2,570	Cedar Fair LP	102,286
598	Marriott Vacations Worldwide Corp.	50,764
		153,050
	FINANCIAL SERVICES – 0.2%
1,530	Blackstone Group, Inc.	200,308

	FOOD SERVICE – 0.2%
731	McDonald’s Corp.	216,749

	GAS – 0.1%
1,145	Chesapeake Utilities Corp.	120,946
Shares/ Contracts/ Principal	Security	Value
	COMMON STOCKS (continued)
	HEALTHCARE-PRODUCTS – 0.1%
3,322	Patterson Cos., Inc.	$94,511

	HEALTHCARE-SERVICES – 0.5%
600	Elevance Health, Inc.	282,936
420	UnitedHealth Group, Inc.	221,117
		504,053
	INSURANCE – 0.4%
3,327	Principal Financial Group, Inc.	261,735
79	White Mountains Insurance Group Ltd.	118,896
		380,631
	INVESTMENT COMPANIES – 3.6%
236,500	Blue Owl Capital Corp.(1)	3,490,740
10,094	CION Investment Corp.	114,163
		3,604,903
	MACHINERY-DIVERSIFIED – 0.4%
628	Deere & Co.	251,118
486	Lindsay Corp.	62,772
252	Rockwell Automation, Inc.	78,241
		392,131
	MEDIA – 0.6%
177	Cable One, Inc.	98,516
12,254	Comcast Corp., Class A	537,338
		635,854
	MINING – 0.5%
12,163	Newmont Mining Corp.	503,427

	MISCELLANEOUS MANUFACTURING – 0.5%
687	Parker-Hannifin Corp.	316,501
5,377	Trinity Industries, Inc.	142,974
		459,475
	OIL & GAS – 1.5%
2,784	EOG Resources, Inc.	336,725
3,943	Marathon Petroleum Corp.	584,984
2,238	Pioneer Natural Resources Co.	503,281
1,687	Sunoco LP	101,102
		1,526,092
	OIL & GAS SERVICES – 0.1%
3,159	Baker Hughes Co.	107,975

	PACKAGING & CONTAINERS – 0.1%
2,351	Silgan Holdings, Inc.	106,383

	PHARMACEUTICALS – 0.1%
917	AbbVie, Inc.	142,107

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of December 31, 2023 (unaudited)

Shares/ Contracts/ Principal	Security	Value
	COMMON STOCKS (continued)
	PIPELINES – 0.1%
979	DT Midstream, Inc.	$53,649

	REAL ESTATE – 0.2%
1,231	McGrath RentCorp.	147,252

	REITS – 0.1%
3,960	COPT Defense Properties, REIT	101,495

	RETAIL – 0.6%
1,355	Advance Auto Parts, Inc.	82,696
1,464	Genuine Parts Co.	202,764
1,105	Papa John’s International, Inc.	84,234
2,832	The TJX Cos., Inc.	265,670
		635,364
	SEMICONDUCTORS – 0.8%
1,749	Analog Devices, Inc.	347,282
1,981	Azenta, Inc.(2)	129,042
268	Broadcom Ltd.	299,155
		775,479
	SOFTWARE – 0.3%
2,389	CSG Systems International, Inc.	127,119
584	Microsoft Corp.	219,607
		346,726
	TELECOMMUNICATIONS – 0.7%
6,514	A10 Networks, Inc.	85,790
20,034	Corning, Inc.	610,035
		695,825
	TEXTILES – 0.1%
763	UniFirst Corp.	139,560

	TRANSPORTATION – 1.0%
2,193	Union Pacific Corp.	538,645
3,067	United Parcel Service, Inc., Class B	482,224
		1,020,869
	WATER – 0.1%
1,264	American States Water Co.	101,651
	TOTAL COMMON STOCKS
	(Cost $17,218,164)	16,554,689

	EXCHANGE-TRADED FUND – 1.0%
58,600	Global X Russell 2000 Covered Call ETF	980,964
	TOTAL EXCHANGE-TRADED FUND
	(Cost $999,934)	980,964
Shares/ Contracts/ Principal	Security	Value
	MEDIUM TERM NOTES – 1.5%
	BANKS – 1.5%
1,500,000	Credit Suisse AG London, 0.0%, 09/18/25(2)(3)(4)	$1,500,000
	TOTAL MEDIUM TERM NOTES
	(Cost $1,500,000)	1,500,000

	PRIVATE COMPANIES – 18.1%
2,000,000	Always AI, Inc., Convertible Debt, 8.0%, 09/29/25(2)(3)(4)	2,000,000
254,113	Always AI, Inc., Series A-1 Preferred Stock(2)(3)(4)	794,042
490,767	Always AI, Inc., Series B Preferred Stock(2)(3)(4)	3,176,169
179,641	Clear Street Group, Inc., Series B Preferred Stock(2)(3)(4)	1,500,002
23,723	Eat Just, Inc., Series F Common Stock(2)(3)(4)	475,883
56,331	GOSITE, Inc., Convertible Debt, 10.0%, 04/19/25(3)(4)	56,331
542,467	GOSITE, Inc., Series A-1 Preferred Stock(2)(3)(4)	4,084,777
750,000	Iridia, Inc., Convertible Debt, 8.0%, 06/20/25(3)(4)	750,000
497,216	Iridia, Inc., Series A-3 Preferred Stock(2)(3)(4)	1,299,458
2,380,077	Nurture Life, Inc., Series B Preferred Stock(2)(3)(4)	3,933,553
	TOTAL PRIVATE COMPANIES
	(Cost $12,918,545)	18,070,215

	PURCHASED OPTIONS CONTRACTS – 0.8%
	CALL OPTIONS – 0.8%
5	Adobe, Inc. Exercise Price: $670, Notional Amount: $335,000, Expiration Date: 06/21/2024(2)	13,435
10	Advanced Micro Devices, Inc. Exercise Price: $155, Notional Amount: $155,000, Expiration Date: 06/21/2024(2)	15,800
7	Advanced Micro Devices, Inc. Exercise Price: $145, Notional Amount: $101,500, Expiration Date: 06/21/2024(2)	14,189
25	Advanced Micro Devices, Inc. Exercise Price: $165, Notional Amount: $412,500, Expiration Date: 06/21/2024(2)	30,525
20	Airbnb, Inc. Exercise Price: $175, Notional Amount: $350,000, Expiration Date: 06/21/2024(2)	8,000
20	Airbnb, Inc. Exercise Price: $180, Notional Amount: $360,000, Expiration Date: 06/21/2024(2)	6,520

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of December 31, 2023 (unaudited)

Shares/ Contracts/ Principal	Security	Value
	PURCHASED OPTIONS CONTRACTS (continued)
	CALL OPTIONS (continued)
5	ASML Holding NV Exercise Price: $880, Notional Amount: $440,000, Expiration Date: 06/21/2024(2)	$11,415
5	ASML Holding NV Exercise Price: $860, Notional Amount: $430,000, Expiration Date: 06/21/2024(2)	13,375
5	ASML Holding NV Exercise Price: $820, Notional Amount: $410,000, Expiration Date: 06/21/2024(2)	19,400
3	ASML Holding NV Exercise Price: $740, Notional Amount: $222,000, Expiration Date: 06/21/2024(2)	23,025
20	Charles Schwab Corp. Exercise Price: $70, Notional Amount: $140,000, Expiration Date: 03/15/2024(2)	6,800
6	Crowdstrike Holdings, Inc. Exercise Price: $240, Notional Amount: $144,000, Expiration Date: 06/21/2024(2)	23,610
15	Deere & Company Exercise Price: $500, Notional Amount: $750,000, Expiration Date: 06/21/2024(2)	5,715
40	DoorDash, Inc. Exercise Price: $110, Notional Amount: $440,000, Expiration Date: 06/21/2024(2)	31,200
40	DoorDash, Inc. Exercise Price: $115, Notional Amount: $460,000, Expiration Date: 06/21/2024(2)	24,800
65	DraftKings, Inc. Exercise Price: $40, Notional Amount: $260,000, Expiration Date: 06/21/2024(2)	21,970
5	Eli Lilly And Co. Exercise Price: $670, Notional Amount: $335,000, Expiration Date: 06/21/2024(2)	11,525
25	Enphase Energy, Inc. Exercise Price: $280, Notional Amount: $700,000, Expiration Date: 06/21/2024(2)	4,500
2	HubSpot, Inc. Exercise Price: $500, Notional Amount: $100,000, Expiration Date: 06/21/2024(2)	23,660
50	Marvell Technology, Inc. Exercise Price: $85, Notional Amount: $425,000, Expiration Date: 06/21/2024(2)	6,150
Shares/ Contracts/ Principal	Security	Value
	PURCHASED OPTIONS CONTRACTS (continued)
	CALL OPTIONS (continued)
55	Marvell Technology, Inc. Exercise Price: $80, Notional Amount: $440,000, Expiration Date: 01/17/2025(2)	$28,050
20	Mp Materials Corp. Exercise Price: $35, Notional Amount: $70,000, Expiration Date: 01/19/2024(2)	-
10	Mp Materials Corp. Exercise Price: $45, Notional Amount: $45,000, Expiration Date: 01/17/2025(2)	750
30	Mp Materials Corp. Exercise Price: $50, Notional Amount: $150,000, Expiration Date: 01/17/2025(2)	1,800
10	Netflix, Inc. Exercise Price: $620, Notional Amount: $620,000, Expiration Date: 06/21/2024(2)	11,850
10	Netflix, Inc. Exercise Price: $600, Notional Amount: $600,000, Expiration Date: 06/21/2024(2)	15,100
6	Netflix, Inc. Exercise Price: $500, Notional Amount: $300,000, Expiration Date: 06/21/2024(2)	27,594
8	NVIDIA Corp. Exercise Price: $630, Notional Amount: $504,000, Expiration Date: 06/21/2024(2)	15,200
70	On Holding AG Exercise Price: $43, Notional Amount: $297,500, Expiration Date: 01/19/2024(2)	-
130	Palantir Technologies, Inc. Exercise Price: $27, Notional Amount: $351,000, Expiration Date: 06/21/2024(2)	8,710
40	Pinterest, Inc. Exercise Price: $40, Notional Amount: $160,000, Expiration Date: 06/21/2024(2)	13,320
16	Pinterest, Inc. Exercise Price: $37, Notional Amount: $59,200, Expiration Date: 06/21/2024(2)	7,488
50	Roblox Corp. Exercise Price: $65, Notional Amount: $325,000, Expiration Date: 06/21/2024(2)	10,750
45	Roblox Corp. Exercise Price: $45, Notional Amount: $202,500, Expiration Date: 06/21/2024(2)	34,087

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of December 31, 2023 (unaudited)

Shares/ Contracts/ Principal	Security	Value
	PURCHASED OPTIONS CONTRACTS (continued)
	CALL OPTIONS (continued)
20	Salesforce, Inc. Exercise Price: $270, Notional Amount: $540,000, Expiration Date: 06/21/2024(2)	$40,760
35	Shopify, Inc. Exercise Price: $75, Notional Amount: $262,500, Expiration Date: 06/21/2024(2)	43,575
15	Snowflake, Inc. Exercise Price: $260, Notional Amount: $390,000, Expiration Date: 06/21/2024(2)	11,625
20	Snowflake, Inc. Exercise Price: $240, Notional Amount: $480,000, Expiration Date: 06/21/2024(2)	23,450
25	Snowflake, Inc. Exercise Price: $220, Notional Amount: $550,000, Expiration Date: 06/21/2024(2)	45,250
21	Tesla, Inc. Exercise Price: $425, Notional Amount: $892,500, Expiration Date: 01/19/2024(2)	21
21	Tesla, Inc. Exercise Price: $375, Notional Amount: $787,500, Expiration Date: 01/19/2024(2)	105
8	Tesla, Inc. Exercise Price: $350, Notional Amount: $280,000, Expiration Date: 09/20/2024(2)	11,400
18	Tesla, Inc. Exercise Price: $450, Notional Amount: $810,000, Expiration Date: 09/20/2024(2)	9,270
90	Toast, Inc. Exercise Price: $18, Notional Amount: $162,000, Expiration Date: 06/21/2024(2)	29,520
35	Trade Desk, Inc. Exercise Price: $110, Notional Amount: $385,000, Expiration Date: 06/21/2024(2)	5,548
50	Trade Desk, Inc. Exercise Price: $80, Notional Amount: $400,000, Expiration Date: 06/21/2024(2)	37,100
20	Uber Technologies, Inc. Exercise Price: $60, Notional Amount: $120,000, Expiration Date: 06/21/2024(2)	16,000
Shares/ Contracts/ Principal	Security	Value
	PURCHASED OPTIONS CONTRACTS (continued)
	CALL OPTIONS (continued)
60	UiPath, Inc. Exercise Price: $30, Notional Amount: $180,000, Expiration Date: 06/21/2024(2)	$12,600
30	UiPath, Inc. Exercise Price: $25, Notional Amount: $75,000, Expiration Date: 06/21/2024(2)	11,700
8	Vertex Pharmaceuticals Incorporated Exercise Price: $400, Notional Amount: $320,000, Expiration Date: 06/21/2024(2)	30,560
6	Zscaler, Inc. Exercise Price: $220, Notional Amount: $132,000, Expiration Date: 07/19/2024(2)	19,290
	TOTAL CALL OPTIONS	838,087
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $745,368)	838,087

	CONTINGENT VALUE RIGHTS – 0.5%
	PHARMACEUTICALS – 0.0%
142,000	Bristol-Myers Squibb Co.(2)(3)	-

	REAL ESTATE – 0.5%
456,540	Hospitality Investors Trust, Inc.(2)(3)(4)	241,226
579,536	Ready Capital Corp.(2)(3)(4)	257,026
		498,252
	TOTAL CONTINGENT VALUE RIGHTS
	(Cost $9,395,584)	498,252

	WARRANTS – 0.0%
	FOOD – 0.0%
878,570	Nurture Life, Inc.(2)(3)(4)	8,786

	SOFTWARE – 0.0%
1	Always AI, Inc., Warrants(2)(3)(4)	-
	TOTAL WARRANTS
	(Cost $—)	8,786

	REAL ESTATE INVESTMENT TRUSTS – 28.3%
	LISTED REAL ESTATE INVESTMENT TRUSTS – 8.5%
275,000	Newlake Capital Partners, Inc.	4,402,750
4,175	Prologis, Inc., REIT	556,527
345,947	Ready Capital Corp.	3,545,957
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	8,505,234

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of December 31, 2023 (unaudited)

Shares/ Contracts/ Principal	Security	Value
	REAL ESTATE INVESTMENT TRUSTS (continued)
	NON-LISTED REAL ESTATE INVESTMENT TRUSTS – 7.8%
339,656	Healthcare Trust, Inc., Common Stock(3)(4)	$4,932,148
1,061,081	NorthStar Healthcare Income, Inc., Common Stock(2)(3)(4)	2,841,133
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	7,773,281

	PRIVATE REAL ESTATE INVESTMENT TRUSTS – 12.0%
715,000	Aventine Property Group, Inc., Common Stock(3)(4)	6,821,100
715,000	Treehouse Real Estate Investment Trust, Inc., Common Stock(3)(4)(5)	5,205,200
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	12,026,300
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $37,286,821)	28,304,815

	ALTERNATIVE INVESTMENT FUNDS – 46.0%
250	Arboretum Core Asset Fund LP(4)(5)(6)	2,429,610
-	Canyon CLO Fund II LP(2)(3)(4)(7)	8,634,604
-	Canyon CLO Fund III (Cayman) Ltd.(2)(3)(4)(5)(7)	13,045,661
3,707	Clarion Lion Industrial Trust(4)(6)	14,825,667
-	Ovation Alternative Income Fund(4)(6)(7)	652,525
160	Preservation REIT 1, Inc.(4)(6)(8)	6,438,995
	TOTAL ALTERNATIVE INVESTMENT FUNDS
	(Cost $28,610,249)	46,027,062

	SHORT-TERM INVESTMENTS – 6.7%
	MONEY MARKET FUND – 6.7%
6,699,378	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 5.25%(1)(9)	6,699,378
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,699,378)	6,699,378
	TOTAL INVESTMENTS – 119.5%
	(Cost $115,374,043)	119,482,248
	Liabilities in Excess of Other Assets – (19.5)%	(19,503,431)
	TOTAL NET ASSETS – 100.0%	$99,978,817
Shares/ Contracts/ Principal	Security	Value
	WRITTEN OPTIONS CONTRACTS – (0.0)%
	CALL OPTIONS – (0.0)%
(39)	Marathon Petroleum Corp. Exercise Price: $155, Notional Amount: $(604,500), Expiration Date: 01/19/2024	$(5,889)
(43)	Morgan Stanley Exercise Price: $85, Notional Amount: $(365,500), Expiration Date: 01/19/2024	(39,130)
(60)	Newmont Corporation Exercise Price: $40, Notional Amount: $(240,000), Expiration Date: 01/19/2024	(12,120)
	TOTAL CALL OPTIONS	(57,139)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $(36,594))	(57,139)

	EXCHANGE-TRADED FUNDS SOLD SHORT – (1.9)%
(9,900)	Direxion Daily S&P 500 Bull 3X	(1,029,501)
(1,290)	iShares Transportation Average ETF	(338,535)
(9,800)	ProShares UltraPro QQQ	(496,860)
	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT
	(Proceeds $(802,222))	(1,864,896)
	TOTAL SHORT SECURITIES
	(Proceeds $(838,816))	$(1,922,035)

(1)	All or a portion of this security is segregated as collateral for securities sold short.
(2)	Non-income producing security.
(3)	Fair valued using significant unobservable inputs.
(4)	Restricted investment as to resale.
(5)	Affiliated investment for which ownership exceeds 5% of the investment’s capital.
(6)	Investments in Alternative Investment Funds are valued using net asset value as a practical expedient.
(7)	Alternative investment fund does not issue shares.
(8)	Affiliated investment for which ownership exceeds 25% of the investment’s capital.
(9)	The rate is the annualized seven-day yield as of December 31, 2023.

ETF – Exchange-Traded Fund

LP – Limited Partnership

REIT – Real Estate Investment Trusts

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of December 31, 2023 (unaudited)

Restricted securities — Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board. The Alternative Investment Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on each restricted investment held by the Fund at December 31, 2023 is as follows:

Security Description	Acquisition Date	Cost		Value	% of Net Assets
Always AI, Inc., Preferred Stock	1/5/2021	$1,999,998		$3,970,211	4.0%
Always AI, Inc., Convertible Debt	10/2/2023	2,000,000		2,000,000	1.9
Always AI, Inc., Warrants	10/2/2023	-		-	-
Arboretum Core Asset Fund LP	8/2/2018	2,500,000		2,429,610	2.5
Aventine Property Group, Inc.	1/13/2021	5,191,900		6,821,100	6.8
Canyon CLO Fund II LP	2/25/2019	6,132,077		8,634,604	8.6
Canyon CLO Fund III (Cayman) Ltd.	3/1/2022	11,047,773		13,045,661	13.0
Clarion Lion Industrial Trust	6/29/2015	4,957,248		14,825,667	14.8
Clear Street Group, Inc.	5/11/2022	1,500,000		1,500,002	1.5
Credit Suisse AG London	9/13/2022	1,500,000		1,500,000	1.5
Eat Just, Inc.	6/11/2021	515,501		475,883	0.5
GOSITE, Inc., Preferred Stock	7/31/2020	2,099,998		4,084,777	4.1
GOSITE, Inc., Convertible Debt	11/30/2023	56,331		56,331	0.1
Healthcare Trust, Inc.	3/30/2012	5,078,507		4,932,148	5.0
Hospitality Investors Trust, Inc.	2/17/2015	9,236,371		241,226	0.2
Iridia, Inc., Preferred Stock	2/25/2021	750,000		1,299,458	1.3
Iridia, Inc., Convertible Debt	12/22/2023	750,000		750,000	0.8
NorthStar Healthcare Income, Inc.	3/29/2012	6,706,530		2,841,133	2.8
Nurture Life, Inc., Preferred Stock	8/2/2022	3,246,717		3,933,553	3.9
Nurture Life, Inc., Warrants	12/23/2022	-		8,786	-
Ovation Alternative Income Fund	7/25/2014	595,986		652,525	0.7
Preservation REIT 1, Inc.	10/22/2019	3,377,166		6,438,995	6.4
Ready Capital Corp., Contingent Value Rights	7/6/2017	-	(1)	257,026	0.3
Treehouse Real Estate Investment Trust, Inc.	12/31/2018	8,792,962		5,205,200	5.2
Total		$78,035,065		$85,903,895	85.90%

(1)	Transferred at no cost as a result of a corporate action.